Critical Accounting Estimates and Judgments - Additional Information (Detail) S/ in Thousands	12 Months Ended
	Dec. 31, 2018 PEN (S/) Well	Dec. 31, 2017 PEN (S/) Well	Dec. 31, 2016 PEN (S/)
Disclosure of critical accounting estimates and judgments [line items]
Maximum exposure to tax contingencies	S/ 15,700
Percentage of increase/ decrease in Group's gross margins considered for sensitivity analysis	10.00%	10.00%
Pre-tax discount rate used for present value calculation, bond rate period description	3, 5 and 30-year rate used on U.S. bonds
Block one [member]
Disclosure of critical accounting estimates and judgments [line items]
Pre-tax discount rate used for present value calculation	2.46%	2.09%
Block five [member]
Disclosure of critical accounting estimates and judgments [line items]
Pre-tax discount rate used for present value calculation	2.51%	2.27%
Block III [member]
Disclosure of critical accounting estimates and judgments [line items]
Pre-tax discount rate used for present value calculation	2.98%	2.72%
Block IV [member]
Disclosure of critical accounting estimates and judgments [line items]
Pre-tax discount rate used for present value calculation	2.98%	2.72%
Gasoducto Sur Peruano [member]
Disclosure of critical accounting estimates and judgments [line items]
Percentage of Net Carrying Amount (NCA) of the Concession assets	72.25%
Bottom of range [member] | Viva GyM SA [member]
Disclosure of critical accounting estimates and judgments [line items]
Percentage of voting rights held in subsidiaries	30.00%
Top of range [member] | Viva GyM SA [member]
Disclosure of critical accounting estimates and judgments [line items]
Percentage of voting rights held in subsidiaries	50.00%
Parent company operation [member] | Promotora Larcomar S.A. [member]
Disclosure of critical accounting estimates and judgments [line items]
Percentage of equity interest in subsidiaries	46.55%	46.55%
Consorcio Constructor Ductos del Sur [member] | GyM S A [member]
Disclosure of critical accounting estimates and judgments [line items]
Adjustment for reconcile profit (loss)			S/ (15,165)
Tranche one [member]
Disclosure of critical accounting estimates and judgments [line items]
Percentage of Net Carrying Amount (NCA) of the Concession assets to be recovered	85.00%
Tranche two [member]
Disclosure of critical accounting estimates and judgments [line items]
Percentage of Net Carrying Amount (NCA) of the Concession assets to be recovered	100.00%
Talara, Piura [member]
Disclosure of critical accounting estimates and judgments [line items]
Number of wells closed | Well	158	144
Present value of estimated provision for closure of wells	S/ 20,300	S/ 16,800